NON-CONTROLLING INTEREST (Details) (USD $)	12 Months Ended
Mar. 31, 2013
Contributed and additional paid-in capital [Member]
Balance 0f non controlling interest	$ 0
Balance 0f non controlling interests	0
Current period earnings and losses	0
Earnings and losses [Member]
Balance 0f non controlling interest	0
Balance 0f non controlling interests	(214,082)
Current period earnings and losses	(214,082)
Other Comprehensive Income [Member]
Balance 0f non controlling interest	0
Balance 0f non controlling interests	0
Current period earnings and losses	0
Total non-controlling interest [Member]
Balance 0f non controlling interest	0
Balance 0f non controlling interests	(214,082)
Current period earnings and losses	$ (214,082)